SUBSEQUENT EVENTS (Details Narrative) - USD ($)											3 Months Ended	6 Months Ended		12 Months Ended
	Jul. 02, 2021	Jun. 10, 2021	Jun. 09, 2021	Feb. 15, 2021	Jan. 02, 2021	Dec. 23, 2020	Dec. 07, 2020	Nov. 06, 2020	Oct. 14, 2020	Sep. 30, 2020	Mar. 31, 2021	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Jan. 15, 2021	Dec. 22, 2020	Oct. 26, 2020	Mar. 02, 2020
Subsequent Event [Line Items]
Number of shares issued, shares											200,000			8,062,244
Number of shares issued, value													$ 100,031		$ 23,453
Gross proceeds pf warrants														$ 768,008
Restricted Stock [Member]
Subsequent Event [Line Items]
Number of shares issued, shares											115,000
Number of shares issued, value											$ 60,835
Subsequent Event [Member] | Consulting Agreement [Member]
Subsequent Event [Line Items]
Number of shares issued, shares	650,000
Subsequent Event [Member] | SPA [Member]
Subsequent Event [Line Items]
Gross proceeds pf warrants	$ 400,000
Warrant term	5 years
Exercise price of warrants	$ 0.30
Subsequent Event [Member] | Restricted Stock [Member]
Subsequent Event [Line Items]
Number of shares issued, shares	400,000
Number of shares issued, value	$ 76,400
Share Settled Debt [Member]
Subsequent Event [Line Items]
Common stock cancelled				1,751,288
Series C Preferred Stock [Member]
Subsequent Event [Line Items]
Shares issued after conversion						1,539,014						1,312		1,573			96,861
Conversion of shares				286
Carrying value of shares converted				$ 286,302
Number of shares issued, shares							200	300	250	250
Series C Preferred Stock [Member] | SPA [Member]
Subsequent Event [Line Items]
Number of shares issued, shares										200
Series C Preferred Stock [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Shares issued after conversion																286
Conversion of shares	200
Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Number of shares issued, shares				100
Number of shares issued, value				$ 1,340,000
Number of warrants issued				1,000,000
Number of warrants, value				$ 163,998
Series B Preferred Stock [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Conversion of shares	16
Series F Preferred Stock [Member]
Subsequent Event [Line Items]
Number of shares issued, shares		350		3,000
Number of shares issued, value		$ 350,000		$ 731,992
Series F Preferred Stock [Member] | SPA [Member]
Subsequent Event [Line Items]
Number of shares issued, shares						1,000
Series F Preferred Stock [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Conversion of shares	275
Series F Preferred Stock [Member] | Subsequent Event [Member] | SPA [Member]
Subsequent Event [Line Items]
Conversion of shares	400
Common Stock [Member]
Subsequent Event [Line Items]
Shares issued after conversion				1,539,014
Number of shares issued, shares			1,780,000									115,000	191,865	191,865
Number of shares issued, value													$ 192
Common Stock [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Number of shares issued, shares					3,264,285
Common Stock [Member] | Share Settled Debt [Member]
Subsequent Event [Line Items]
Number of shares issued, shares														2,363,532
Common Stock to be Issued [Member]
Subsequent Event [Line Items]
Number of shares issued, shares				3,264,285
Number of shares issued, value				$ 52,229											$ 23,453
Common Stock To Be Issued One[Member]
Subsequent Event [Line Items]
Number of shares issued, shares				300,000
Number of shares issued, value				$ 387,000
Common Stock To Be Issued Two [Member]
Subsequent Event [Line Items]
Number of shares issued, shares				35,148
Number of shares issued, value				$ 45,341
Conversion of Common Stock to Series C Preferred Shares [Member]
Subsequent Event [Line Items]
Shares issued after conversion				18
Conversion of shares				96,861
Carrying value of shares converted				$ 18,131
Conversion of Common Stock to Series B Preferred Shares [Member]
Subsequent Event [Line Items]
Shares issued after conversion				17
Conversion of shares				1,700,000
Carrying value of shares converted				$ 95,880
Conversion of Common Stock to Series B Preferred Shares [Member] | Board of Directors [Member]
Subsequent Event [Line Items]
Shares issued after conversion				16
Conversion of shares				100,000
Carrying value of shares converted				$ 849,600
Common Stock One [Member]
Subsequent Event [Line Items]
Number of shares issued, shares				375,000
Number of shares issued, value				$ 502,500
Common Stock Two [Member]
Subsequent Event [Line Items]
Number of shares issued, shares				200,000
Number of shares issued, value				$ 268,000
Common Stock Three [Member]
Subsequent Event [Line Items]
Number of shares issued, shares				3,964,542
Number of shares issued, value				$ 180,974
Common Stock Four [Member]
Subsequent Event [Line Items]
Number of shares issued, shares				150,000
Number of shares issued, value				$ 138,750
Common Stock Five [Member]
Subsequent Event [Line Items]
Number of shares issued, shares				115,000
Number of shares issued, value				$ 60,835
Conversion of Common Stock to Series C Preferred Shares [Member]
Subsequent Event [Line Items]
Shares issued after conversion				168
Conversion of shares				695,173
Carrying value of shares converted				$ 51,999
Common Stocks [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Conversion of shares	3,007,625
Common Stocks [Member] | Series F Preferred Stock [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Conversion of shares	2,000,000
Warrant [Member]
Subsequent Event [Line Items]
Number of warrants, value						$ 768,008						$ 163,998		$ 328,329				$ 163,998	$ 465,248
Warrant term						5 years						3 years		2 years				3 years	5 years
Exercise price of warrants						$ 0.50						$ 0.25		$ 1.00				$ 0.25	$ 0.25
Warrant [Member] | Subsequent Event [Member] | SPA [Member]
Subsequent Event [Line Items]
Conversion of shares	1
Number of shares issued, shares	1,180,000
Warrant [Member] | Series F Preferred Stock [Member]
Subsequent Event [Line Items]
Shares issued after conversion						1,573
Number of warrants, value						$ 768,008